Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts (in Dollars)	$ 638,012	$ 620,433	$ 520,897
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,498,423	1,698,454	455,719
Common stock, shares outstanding	2,496,873	1,696,904	454,169
Treasury stock, shares	1,550	1,550	1,550